UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549 FORM N-PX ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number :	811-23643

Name of Registrant:	Putnam ETF Trust

Address of Principal Executive Offices:	100 Federal Street
Boston, Massachusetts 02110

Name and address of agent of service:	Stephen Tate, Vice President and Chief Legal Officer
Putnam ETF Trust
100 Federal Street
Boston, Massachusetts 02110

CC:	John Rand, Esq.
Dechert LLP
100 Oliver Street
Boston, Massachusetts 02110

Registrant's telephone number including area code:	(617) 292-1000

Date of fiscal year end:	08/31

Date of reporting period:	07/01/2020 - 06/30/2021

Registrant Name :	Putnam ETF Trust
Fund Name :	Putnam Focused Large Cap Growth ETF
Date of Fiscal Year End :	08/31
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name :	Putnam ETF Trust
Fund Name :	Putnam Focused Large Cap Value ETF
Date of Fiscal Year End :	08/31
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name :	Putnam ETF Trust
Fund Name :	Putnam Sustainable Leaders ETF
Date of Fiscal Year End :	08/31
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name :	Putnam ETF Trust
Fund Name :	Putnam Sustainable Future ETF
Date of Fiscal Year End :	08/31
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation if management's recommendation is 'For' or 'Against,' and for management's recommendation if management's recommendation is 'Abstain.' Where management has recommended that shareholders 'Abstain' from voting on a ballot item, a ballot marked 'For' or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'
Where management has made no recommendation on a ballot item, 'N/A' is used to indicate that there is no management recommendation that a shareholder may vote 'For' or 'Against.'

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorised.

Registrant:	Putnam ETF Trust

By:	/s/Stephen Tate

Name:	Stephen Tate

Title:	Vice President, Chief Legal Officer of Putnam ETF Trust

Date:	August 19, 2021